Discontinued UK and Europe operations held for distribution	6 Months Ended
Jun. 30, 2019
Discontinued UK and Europe operations held for distribution
Discontinued UK and Europe operations held for distribution

D2Discontinued UK and Europe operations held for distribution

In March 2018, the Group announced its intention to demerge its UK and Europe operations (M&GPrudential) from the Group, resulting in two separately listed companies by issuing shares in a newly listed company to existing shareholders. As discussed in note A2, the Group’s UK and Europe operations have been classified as discontinued operations and held for distribution in these condensed consolidated financial statements in accordance with IFRS 5, ‘Non-current assets held for sale and discontinued operations’.

The results for the discontinued operations presented in the consolidated financial statements are analysed below:

D2.1Profit and loss for the period

	2019 £m	2018 £m
	Half year	Half year
Gross premiums earned	5,907	6,555
Outward reinsurance premiums	(487)	(12,598)
Earned premiums, net of reinsurance	5,420	(6,043)
Investment return	13,072	53
Other income	643	890
Total revenue, net of reinsurance	19,135	(5,100)
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance	(16,361)	6,421
Fair value loss on debt extinguishmentnote (a)	(169)	—
Acquisition costs and other expenditure	(1,391)	(1,250)
Total charges, net of reinsurance	(17,921)	5,171
Share of profits from joint ventures and associates, net of related tax	33	20
Profit before tax (being tax attributable to shareholders’ and policyholders’ returns)note (b)	1,247	91
Less tax charge attributable to policyholders’ returns	(430)	10
Profit before tax attributable to shareholders	817	101
Total tax charge attributable to policyholders and shareholders	(602)	(8)
Adjustment to remove tax charge attributable to policyholders’ returns	430	(10)
Tax charge attributable to shareholders’ returns	(172)	(18)
Profit for the period	645	83

Notes

(a)As described in note C6.1(vi), during the first half of 2019, the Group agreed to change the terms of certain debt holdings to enable M&GPrudential to be substituted as the issuer of the instruments (in the place of Prudential plc). In return, the Group agreed to pay an initial fee of £141 million and increase the coupon on the debt. In accordance with IAS 39, this transaction has been accounted for as an extinguishment  of  old debt and issuance of new debt. The change in fair value of debt, driven by the higher coupon, will be borne by M&GPrudential post the proposed demerger and hence it has been included in discontinued profit or loss. The consent cost has been borne by Prudential plc and has been included in continuing operations.

(b)This measure is the formal profit before tax measure under IFRS but it is not the result attributable to shareholders. This is principally because the corporate taxes of the Group include those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the profit before all taxes measure is not representative of pre-tax profits attributable to shareholders. Profit before all taxes is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for taxes borne by policyholders.

Other comprehensive income

The other comprehensive income included in the consolidated statement of comprehensive income in respect of the discontinued UK and Europe operations is as follows:

	2019 £m	2018 £m
	Half year	Half year
Other comprehensive income (loss) from continuing operations:
Exchange movements arising during the period	2	(3)
Items that will not be reclassified to profit or loss
Shareholders' share of actuarial gains and (losses) on defined benefit pension schemes:
Net actuarial (losses) gains on defined benefit pension schemes	(177)	104
Related tax	30	(18)
	(147)	86
Deduct amount attributable to UK with-profit funds transferred to unallocated surplus of with-profit funds, net of related tax	149	(21)
	2	65
Other comprehensive income for the period, net of related tax	4	62

The profit and other comprehensive income for the period from the discontinued UK and Europe operations were wholly attributable to the equity holders of the Company.

Assumption changes

For the shareholder-backed business, the adjusted IFRS operating profit based on longer-term investment returns of the discontinued UK and Europe operations includes a benefit of £127 million (half year 2018: nil) relating to changes to annuitant mortality assumptions, including the adoption of the Continuous Mortality Investigation (CMI) 2017 model with an uplift to the calibration such that additional liabilities are held to cover potential differences in experience between the PAC policyholder portfolio and the England and Wales population, in addition to the usual provisions for adverse deviation included when determining policyholder liabilities (half year 2018: no changes).

D2.2Financial position*

	2019 £m							2018‡ £m
		Other funds and subsidiaries
			Annuity		Asset
	With-	Unit-	and	Total	manage-	Elimina-	30 Jun	31 Dec
By operating segment	profits†	linked	other	insurance	ment	tions	Total	Total
Assets
Goodwillnote (a)	202	—	—	202	1,153	—	1,355	1,359
Deferred acquisition costs and other intangible assets	47	—	110	157	17	—	174	195
Property, plant and equipmentnote (b)	997	—	66	1,063	370	—	1,433	1,031
Reinsurers' share of insurance contract liabilities	1,136	119	1,435	2,690	—	—	2,690	2,812
Deferred tax assets	58	—	43	101	17	—	118	126
Current tax recoverable	215	—	57	272	7	—	279	244
Accrued investment income	1,056	89	290	1,435	10	—	1,445	1,511
Other debtors	2,105	773	226	3,104	476	(151)	3,429	4,189
Investment properties	16,406	580	1,648	18,634	—	—	18,634	17,914
Investment in joint ventures and associates accounted for using the equity method	566	—	—	566	39	—	605	742
Loansnote (e)	3,756	—	1,779	5,535	—	—	5,535	5,567
Equity securities and portfolio holdings in unit trusts	45,743	13,678	16	59,437	216	—	59,653	53,810
Debt securitiesnote (d)	54,796	8,727	21,614	85,137	37	—	85,174	85,956
Derivative assets	2,354	2	527	2,883	—	—	2,883	2,513
Other investments	6,105	9	1	6,115	18	—	6,133	5,585
Deposits	13,422	1,235	2,135	16,792	—	—	16,792	10,320
Assets held for sale	6	—	10,164	10,170	—	—	10,170	10,578
Cash and cash equivalents	3,311	169	792	4,272	352	—	4,624	4,749
Total assets	152,281	25,381	40,903	218,565	2,712	(151)	221,126	209,201

Total equity	—	—	6,287	6,287	1,993	—	8,280	8,700
Liabilities
Contract liabilities (including amounts in respect of contracts classified as investment contracts under IFRS 4)note (f)	118,148	21,172	20,284	159,604	—	—	159,604	151,555
Unallocated surplus of with-profits fundsnote (f)	15,116	—	—	15,116	—	—	15,116	13,334
Operational borrowings attributable to shareholder-financed operationsnote (b)	—	4	156	160	296	—	456	106
Borrowings attributable to with-profits businesses	3,580	—	—	3,580	—	—	3,580	3,921
Obligations under funding, securities lending and sale and repurchase agreements	846	—	208	1,054	—	—	1,054	1,224
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	4,827	3,659	7	8,493	19	—	8,512	9,013
Deferred tax liabilities	995	—	163	1,158	29	—	1,187	1,061
Current tax liabilities	293	36	32	361	34	—	395	326
Accruals, deferred income and other liabilities	6,988	498	2,031	9,517	151	(151)	9,517	6,442
Provisionsnote (h)	21	—	373	394	190	—	584	743
Derivative liabilities	1,467	12	1,198	2,677	—	—	2,677	2,208
Liabilities held for sale	—	—	10,164	10,164	—	—	10,164	10,568
Total liabilities	152,281	25,381	34,616	212,278	719	(151)	212,846	200,501
Total equity and liabilities	152,281	25,381	40,903	218,565	2,712	(151)	221,126	209,201

*

The statement of financial position as shown above reflects the segmental position of the discontinued UK and Europe operations and is therefore presented before the elimination of intragroup balances with continuing operations.

†Includes the Scottish Amicable Insurance Fund which, at 30 June 2019, has total assets and liabilities of £4,887 million (31 December 2018: £4,844 million). The PAC with-profits sub-fund (WPSF) mainly contains with-profits business but it also contains some non-profit business (unit-linked, term assurances and annuities). The PAC with-profits fund includes £9.6 billion (31 December 2018: £9.5 billion) of non-profits annuities liabilities.

‡The 2018 comparatives assets and liabilities have not been re-presented to be classified as held for distribution on the Group’s statement of financial position (as described in note A2).

Notes

(a)Goodwill

At 30 June 2019, £1,153 million goodwill in M&G Investments is attributable to shareholders (31 December 2018: £1,153 million) and £202 million goodwill in venture fund investments is attributable to with-profits funds (31 December 2018: £206 million).

(b)Property, plant and equipment

As at 1 January 2019, the Group applied IFRS 16, ‘Leases’, using the modified retrospective approach. Under this approach, comparative information is not restated. The application of the standard has resulted in the recognition of an additional lease liability and a corresponding ‘right-of-use’ asset of a similar amount as at 1 January 2019. See note A3 for further details. As at 30 June 2019, right-of-use assets recognised in property, plant and equipment amounted to £278 million.

(c)Fair value measurement of financial assets and liabilities

Assets and liabilities carried at fair value on the statement of financial position

The table below shows the assets and liabilities carried at fair value as at each period end indicated, analysed by level of the IFRS 13, ‘Fair Value Measurement’, defined fair value hierarchy. This hierarchy is based on the inputs to the fair value measurement and reflects the lowest level input that is significant to that measurement.

	30 Jun 2019 £m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted)	significant	significant
Analysis of financial investments, net of derivative liabilities	in active	observable	unobservable
by business type	markets	market inputs	market inputs	Total
With-profits
Loans	—	—	1,637	1,637
Equity securities and portfolio holdings in unit trusts	41,593	3,758	392	45,743
Debt securities	7,534	46,410	852	54,796
Other investments (including derivative assets)	66	3,282	5,111	8,459
Derivative liabilities	(60)	(1,400)	(7)	(1,467)
Total financial investments, net of derivative liabilities	49,133	52,050	7,985	109,168
Percentage of total (%)	45%	48%	7%	100%
Unit-linked
Equity securities and portfolio holdings in unit trusts	12,728	939	11	13,678
Debt securities	1,818	6,909	—	8,727
Other investments (including derivative assets)	4	—	7	11
Derivative liabilities	(4)	(8)	—	(12)
Total financial investments, net of derivative liabilities	14,546	7,840	18	22,404
Percentage of total (%)	65%	35%	0%	100%
Shareholder-backed annuities and other
Loans	—	—	303	303
Equity securities and portfolio holdings in unit trusts	232	—	—	232
Debt securities	3,560	17,754	337	21,651
Other investments (including derivative assets)	—	527	19	546
Derivative liabilities	(1)	(1,197)	—	(1,198)
Total financial investments, net of derivative liabilities	3,791	17,084	659	21,534
Percentage of total (%)	18%	79%	3%	100%
UK and Europe total analysis, including other financial liabilities held at fair value
Loans	—	—	1,940	1,940
Equity securities and portfolio holdings in unit trusts	54,553	4,697	403	59,653
Debt securities	12,912	71,073	1,189	85,174
Other investments (including derivative assets)	70	3,809	5,137	9,016
Derivative liabilities	(65)	(2,605)	(7)	(2,677)
Total financial investments, net of derivative liabilities	67,470	76,974	8,662	153,106
Investment contract liabilities without discretionary participation features held at fair value	—	(15,695)	—	(15,695)
Borrowings attributable to with-profits businesses	—	—	(1,504)	(1,504)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(6,784)	(744)	(984)	(8,512)
Other financial liabilities held at fair value	—	—	(379)	(379)
Total financial instruments at fair value	60,686	60,535	5,795	127,016
Percentage of total (%)	47%	48%	5%	100%

	31 Dec 2018 £m
	Level 1	Level 2	Level 3
		Valuation	Valuation
	Quoted prices	based on	based on
	(unadjusted	significant	significant
Analysis of financial investments, net of derivative liabilities	in active	observable	unobservable
by business type	markets	market inputs	market inputs	Total
With-profits
Loans	—	—	1,703	1,703
Equity securities and portfolio holdings in unit trusts	37,027	3,728	335	41,090
Debt securities	8,374	44,619	805	53,798
Other investments (including derivative assets)	56	3,149	4,325	7,530
Derivative liabilities	(64)	(1,201)	—	(1,265)
Total financial investments, net of derivative liabilities	45,393	50,295	7,168	102,856
Percentage of total (%)	44%	49%	7%	100%
Unit-linked
Equity securities and portfolio holdings in unit trusts	12,150	318	9	12,477
Debt securities	1,750	8,762	—	10,512
Other investments (including derivative assets)	4	1	6	11
Derivative liabilities	(1)	(2)	—	(3)
Total financial investments, net of derivative liabilities	13,903	9,079	15	22,997
Percentage of total (%)	60%	40%	0%	100%
Shareholder-backed annuities and other
Loans	—	—	267	267
Equity securities and portfolio holdings in unit trusts	242	—	1	243
Debt securities	3,804	17,470	372	21,646
Other investments (including derivative assets)	1	554	2	557
Derivative liabilities	—	(940)	—	(940)
Total financial investments, net of derivative liabilities	4,047	17,084	642	21,773
Percentage of total (%)	19%	78%	3%	100%
UK and Europe total analysis, including other financial liabilities held at fair value
Loans	—	—	1,970	1,970
Equity securities and portfolio holdings in unit trusts	49,419	4,046	345	53,810
Debt securities	13,928	70,851	1,177	85,956
Other investments (including derivative assets)	61	3,704	4,333	8,098
Derivative liabilities	(65)	(2,143)	—	(2,208)
Total financial investments, net of derivative liabilities	63,343	76,458	7,825	147,626
Investment contract liabilities without discretionary participation features held at fair value	—	(15,560)	—	(15,560)
Borrowings attributable to with-profits businesses	—	—	(1,606)	(1,606)
Net asset value attributable to unit holders of consolidated unit trusts and similar funds	(7,443)	(582)	(988)	(9,013)
Other financial liabilities held at fair value	—	—	(355)	(355)
Total financial instruments at fair value	55,900	60,316	4,876	121,092
Percentage of total (%)	46%	50%	4%	100%

Level 3 fair value assets and liabilities

At 30 June 2019, the discontinued UK and Europe operations held £5,795 million of net financial instruments at fair value within level 3, which comprises externally valued net assets of £5,632 million, primarily in private equity funds and investments in property funds which are exposed to bespoke properties or risks, and net assets of £163 million relating to investments which are internally valued or subject to a number of unobservable assumptions. The internally valued net assets include investments in debt securities, private equity and venture investment in both debt and equity securities and equity release mortgage loans, which are valued using a discounted cash flow method.

Transfers into and transfers out of levels

During half year 2019, the transfers between levels within the UK and Europe operations portfolio, were primarily transfers from level 1 to level 2 of £104 million and from level 1 to level 3 of £19 million. These transfers which relate mainly to debt securities and other financial investments arose to reflect the change in the observed valuation inputs and in certain cases, the change in the level of trading activities of the securities. In addition, there were transfers from level 2 to level 3 of £58 million and transfers from level 3 to level 2 of £118 million for equity securities and debt securities.

Assets and liabilities at amortised cost and their fair value

The table below shows the financial assets and liabilities carried at amortised cost on the statement of financial position and their fair value. Cash deposits, accrued income, other debtors, accruals, deferred income and other liabilities are excluded from the analysis below, as these are carried at amortised cost, which approximates fair value.

	2019 £m		2018 £m
	30 Jun		31 Dec
	Carrying	Fair	Carrying	Fair
	value	value	value	value
Assets
Loans	3,595	4,149	3,597	4,008
Liabilities
Operational borrowings (excluding lease liabilities) attributable to shareholder-financed businesses	(114)	(114)	(106)	(106)
Borrowings (excluding lease liabilities) attributable to the with-profits funds	(2,038)	(2,038)	(2,315)	(2,085)
Obligations under funding, securities lending and sale and repurchase agreements	(1,054)	(1,054)	(1,224)	(1,224)
Total financial instruments carried at amortised cost	389	943	(48)	593

(d)Debt securities

Debt securities are carried at fair value through profit or loss and are analysed below according to external credit ratings issued, with equivalent ratings issued by different rating agencies grouped together.

	30 Jun 2019 £m
				BBB+
	AAA	AA+ to AA-	A+ to A-	to BBB-	Below BBB-	Other*	Total
With-profits	5,401	8,488	13,446	15,641	2,824	8,996	54,796
Unit-linked	578	2,025	1,959	2,450	934	781	8,727
Non-linked shareholder-backed	2,791	6,115	4,615	1,655	211	6,264	21,651
Total debt securities	8,770	16,628	20,020	19,746	3,969	16,041	85,174

	31 Dec 2018 £m
				BBB+ to
	AAA	AA+ to AA-	A+ to A-	BBB-	Below BBB-	Other*	Total
With-profits	6,890	9,332	11,779	14,712	2,891	8,194	53,798
Unit-linked	1,041	2,459	2,215	3,501	395	901	10,512
Non-linked shareholder-backed	3,007	6,413	4,651	1,515	158	5,902	21,646
Total debt securities	10,938	18,204	18,645	19,728	3,444	14,997	85,956

*Securities with credit ratings classified as ‘Other’ which are internally rated and are analysed as follows:

	2019 £m	2018 £m
	30 Jun	31 Dec
AAA to A-	8,630	8,150
BBB to B-	2,947	3,034
Below B- or unrated	4,464	3,813
Total UK and Europe	16,041	14,997

The Group exposures held by the shareholder-backed business and with-profits funds in sovereign debts and bank debt securities at 30 June 2019 are analysed as follows:

Exposure to sovereign debts

	30 Jun 2019 £m		31 Dec 2018 £m
		With-		With-
	Shareholder-backed	profits	Shareholder-backed	profits
	business	funds	business	funds
Italy	—	59	—	57
Spain	49	19	36	18
France	23	—	—	50
Germany*	240	324	239	281
Other Eurozone	100	33	103	34
Total Eurozone	412	435	378	440
United Kingdom	2,235	2,636	2,300	3,013
United States	—	632	—	1,261
Other	60	208	57	198
Total	2,707	3,911	2,735	4,912

*    Including bonds guaranteed by the federal government.

Exposure to bank debt securities

	30 Jun 2019 £m							2018 £m
	Senior debt			Subordinated debt				31 Dec
Shareholder-backed business	Covered	Senior	Total	Tier 1	Tier 2	Total	Group total	Group total
Italy	—	—	—	—	—	—	—	—
Spain	—	—	—	—	—	—	—	—
France	21	36	57	—	—	—	57	20
Germany	—	—	—	—	90	90	90	83
Netherlands	—	37	37	—	—	—	37	17
Other Eurozone	—	—	—	—	—	—	—	—
Total Eurozone	21	73	94	—	90	90	184	120
United Kingdom	450	243	693	—	67	67	760	674
United States	—	252	252	—	29	29	281	253
Asia	—	—	—	—	—	—	—	—
Other	—	—	—	—	36	36	36	40
Total	471	568	1,039	—	222	222	1,261	1,087

With-profits funds
Italy	—	39	39	—	—	—	39	38
Spain	—	26	26	—	—	—	26	17
France	6	363	369	—	74	74	443	348
Germany	116	63	179	—	8	8	187	185
Netherlands	—	288	288	—	—	—	288	249
Other Eurozone	—	86	86	—	—	—	86	74
Total Eurozone	122	865	987	—	82	82	1,069	911
United Kingdom	877	873	1,750	52	322	374	2,124	2,096
United States	—	2,771	2,771	16	335	351	3,122	2,709
Asia	—	127	127	—	—	—	127	106
Other	506	998	1,504	15	35	50	1,554	1,616
Total	1,505	5,634	7,139	83	774	857	7,996	7,438

The tables above exclude assets held to cover linked liabilities and those of the consolidated unit trusts and similar funds. In addition, the tables above exclude the proportionate share of sovereign debt holdings of the UK and Europe's joint venture operations.

(e)Loans portfolio

The amounts included in the statement of financial position are analysed as follows:

	30 Jun 2019 £m				31 Dec 2018 £m
	Mortgage	Policy	Other		Mortgage	Policy	Other
	loans*	loans	loans†	Total	loans*	loans	loans†	Total
With-profits	2,260	3	1,493	3,756	2,461	3	1,389	3,853
Non-linked shareholder-backed	1,711	—	68	1,779	1,655	—	59	1,714
Total loans securities	3,971	3	1,561	5,535	4,116	3	1,448	5,567

*All mortgage loans are secured by properties.

†Other loans held in the UK with-profits funds are commercial loans and comprise mainly syndicated loans.

(f)Policyholder liabilities and unallocated surplus of with-profits funds

		Shareholder-backed funds and
		subsidiaries
			Annuity	Total
			and other	discontinued
	With-profits	Unit-linked	long-term	UK and Europe
Half year 2019 movements £m	sub-fund‡	liabilities	business	opertions
At 1 January 2019	124,129	20,717	20,043	164,889
Comprising:
- Policyholder liabilities	110,795	20,717	20,043	151,555
- Unallocated surplus of with-profits funds	13,334	—	—	13,334

Premiums	5,668	447	151	6,266
Surrenders	(2,462)	(1,548)	(25)	(4,035)
Maturities/deaths	(2,309)	(224)	(617)	(3,150)
Net flows	897	(1,325)	(491)	(919)
Shareholders' transfers post tax	(130)	—	—	(130)
Switches	(57)	57	—	—
Investment-related items and other movements	8,431	1,669	732	10,832
Foreign exchange translation differences	(6)	54	—	48
At 30 June 2019	133,264	21,172	20,284	174,720
Comprising:
- Policyholder liabilities	118,148	21,172	20,284	159,604
- Unallocated surplus of with-profits funds	15,116	—	—	15,116

Half year 2018 movements £m
At 1 January 2018	124,699	23,145	33,222	181,066
Comprising:
- Policyholder liabilities	111,222	23,145	33,222	167,589
- Unallocated surplus of with-profits funds	13,477	—	—	13,477
Reclassification of reinsured UK annuity contracts as held for sale*	—	—	(12,002)	(12,002)

Premiums	6,283	516	165	6,964
Surrenders	(2,246)	(1,163)	(37)	(3,446)
Maturities/deaths	(2,205)	(313)	(981)	(3,499)
Net flows	1,832	(960)	(853)	19
Shareholders' transfers post tax	(127)	—	—	(127)
Switches	(89)	89	—	—
Investment-related items and other movements	(476)	(76)	(249)	(801)
Foreign exchange translation differences	17	—	—	17
At 30 June 2018	125,856	22,198	20,118	168,172
Comprising:
- Policyholder liabilities	112,339	22,198	20,118	154,655
- Unallocated surplus of with-profits funds	13,517	—	—	13,517
Average policyholder liability balances†
Half year 2019	114,472	20,945	20,163	155,580
Half year 2018	111,781	22,671	26,670	161,122

*The reclassification of the reinsured UK annuity business as held for sale reflects the value of policyholder liabilities held at 1 January 2018. Movements in items covered by the reinsurance contract prior to the 14 March inception date are included within net flows.

†Averages have been based on opening and closing balances and adjusted for any acquisitions, disposals and corporate transactions arising in the period and exclude unallocated surplus of with-profits funds.

‡Includes the Scottish Amicable Insurance Fund.

(g)  Allowance for credit risk

For IFRS reporting, the results for UK shareholder-backed annuity business are particularly sensitive to the allowances made for credit risk. The allowance is reflected in the deduction from the valuation rate of interest used for discounting projected future annuity payments to policyholders that would have otherwise applied. The credit risk allowance comprises an amount for long-term best estimate defaults and additional provisions for credit risk premium, the cost of downgrades and short-term defaults.

The IFRS credit risk allowance made for the UK shareholder-backed fixed and linked annuity business equated to 40 basis points at 30 June 2019 (30 June 2018: 44 basis points; 31 December 2018: 40 basis points). The allowance represented 21 per cent of the bond spread over swap rates (30 June 2018: 26 per cent; 31 December 2018: 22 per cent).

The reserves for credit risk allowance at 30 June 2019 for the UK shareholder-backed business were £0.9 billion (30 June 2018: £1.1 billion; 31 December 2018: £0.9 billion). The 30 June 2019 credit risk allowance information is after reflecting the impact of the reinsurance of £12.0 billion of the UK shareholder-backed annuity portfolio to Rothesay Life entered into in March 2018.

(h) Review of past annuity sales

Prudential has agreed with the Financial Conduct Authority (FCA) to review annuities sold without advice after 1 July 2008 to its contract-based defined contribution pension customers. The review is examining whether customers were given sufficient information about their potential eligibility to purchase an enhanced annuity, either from Prudential or another pension provider. A gross provision of £400 million, before allowing for costs incurred to date, had been established at 31 December 2017 to cover the costs of undertaking the review and any related redress. In the first half of 2018, the Group agreed with its professional indemnity insurers that they would meet £166 million of the Group’s claims costs, which would be paid as the Group incurred costs/redress with amounts remaining to be paid classed as 'other debtors' in the statement of financial position. Following a reassessment of the provision held, no further amount has been provided in the first half of 2019. The ultimate amount that will be expended by the Group on the review, which is currently expected to be completed in 2019, remains uncertain.

D2.3Cash flows

	2019 £m	2018 £m
	Half year	Half year
Cash flows from operating activities	404	(1,711)
Cash flows from investing activities	(172)	(224)
Cash flows from financing activities*	(356)	(445)
Total cash flows in the period	(124)	(2,380)
Cash and cash equivalents at beginning of period	4,749	5,808
Effect of exchange rate changes on cash and cash equivalents	(1)	(8)
Cash and cash equivalents at end of period	4,624	3,420

*The cash flows from financing activities comprise net cash remittances to Group of £356 million at half year 2019 (half year 2018: £341 million) and in half year 2018 £104 million relating to the redemption of the subordinated guaranteed bond which was held within the with-profits business of the discontinued operations.